CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 43,019	$ 30,931
Restricted cash	159
Accounts receivable, net of provision for doubtful accounts of $4,830 and $1,464, respectively	25,357	22,101
Inventories	2,529	1,412
Deposits for inventories	105	1,004
Prepaid expenses and other current assets	12,096	8,113
Due from an affiliate		9,000
Current maturities of net investment in direct financing and sales-type leases, net of provision for doubtful accounts of $714 and $281, respectively	329,111	282,108
Total current assets	426,915	355,273
Property, equipment and leasehold improvements, net	3,356	2,669
Deferred income tax assets	1,811	259
Net investment in direct financing and sales-type leases, net of current maturities	114,447	142,005
Total assets	546,529	500,206
Current liabilities
Short-term borrowings (including short-term borrowings of the consolidated VIEs without recourse to AutoChina of $111,095 and $106,864 as of December 31, 2011 and 2010, respectively)	149,979	117,485
Long-term borrowings, current (including long-term borrowings, current of the consolidated VIEs without recourse to AutoChina of $44,438 and nil as of December 31, 2011 and 2010, respectively)	44,438
Accounts payable (including accounts payable of the consolidated VIEs without recourse to AutoChina of $112 and $408 as of December 31, 2011 and 2010, respectively)	404	911
Accounts payable, related parties (including accounts payable, related parties of the consolidated VIEs without recourse to AutoChina of nil and $16,202 as of December 31, 2011 and 2010, respectively)		16,202
Other payables and accrued liabilities (including other payables and accrued liabilities of the consolidated VIEs without recourse to AutoChina of $4,415 and $5,626 as of December 31, 2011 and 2010, respectively)	13,652	7,425
Due to affiliates (including due to affiliates of the consolidated VIEs without recourse to AutoChina of $3,244 and nil as of December 31, 2011 and 2010, respectively)	35,661	77,295
Customer deposits (including customer deposits of the consolidated VIEs without recourse to AutoChina of $508 and $1,014 as of December 31, 2011 and 2010, respectively)	1,152	1,198
Income tax payable (including income tax payable of the consolidated VIEs without recourse to AutoChina of $1,548 and $7,012 as of December 31, 2011 and 2010, respectively)	2,799	7,147
Deferred income tax liabilities (including deferred income tax liabilities of the consolidated VIEs without recourse to AutoChina of $4,764 and $192 as of December 31, 2011 and 2010, respectively)	8,162	192
Total current liabilities	256,247	227,855
Noncurrent liabilities
Long-term borrowings (including long-term borrowings of the consolidated VIEs without recourse to AutoChina of nil and $42,485 as of December 31, 2011 and 2010, respectively)		42,485
Earn-out obligation		73,100
Total liabilities	256,247	343,440
Commitment and Contingencies
Shareholders' equity
Preferred shares, $0.001 par value authorized - 1,000,000 shares; issued - none
Ordinary shares - $0.001 par value authorized - 50,000,000 shares; issued and outstanding - 23,538,919 shares and 19,615,766 shares at December 31, 2011 and 2010, respectively	24	20
Additional paid-in capital	379,952	286,642
Statutory reserves	13,016	6,272
Accumulated losses	(124,349)	(143,735)
Accumulated other comprehensive income	21,639	7,567
Total shareholders' equity	290,282	156,766
Total liabilities and shareholders' equity	546,529	500,206
Related party
Current assets
Deposits for inventories	14,539
Prepaid interest expenses, related parties		$ 604